2. Basis of Preparation and Statement of Compliance: Basis of Consolidation (Policies)	12 Months Ended
Jul. 31, 2019
Policies
Basis of Consolidation

Basis of Consolidation

During the year ended July 31, 2019, the Company incorporated several subsidiaries. As at July 31, 2019, the Company’s structure includes Tidal Royalty Corp., the parent company incorporated pursuant to the laws of the Business Corporations Act (British Columbia), and the following subsidiaries:

Entity	Domicile of Incorporation	% of interest at July 31, 2019
Royalty USA Corp.	Delaware, USA	100%
RLTY Beverage 1 LLC	Delaware, USA	100%
RLTY Development MA 1 LLC	Delaware, USA	100%
RLTY Development 1 NV 1 LLC	Delaware, USA	100%
RLTY Development Orange LLC	Massachusetts, USA	100%
RLTY Development Springfield LLC	Massachusetts, USA	100%
RLTY Service LLC	Delaware, USA	100%
RLTY Development FLA 1 LLC	Delaware, USA	100%
RLTY Development FLA 2 LLC	Delaware, USA	100%
RLTY Development CA 1 LLC	Delaware, USA	100%

These consolidated financial statements include the accounts of the Company and its controlled entities. Control is achieved when the Company has the power to govern the financial operating policies of an entity so as to obtain benefits from its activities. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases. All inter-company transactions, balances, income and expenses are eliminated in full upon consolidation.